PREMISES AND EQUIPMENT, NET - Schedule of Premises and Equipment (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	$ 5,906,064	$ 6,522,534	$ 6,727,066
Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	2,650,602	2,525,254	2,710,073
Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Premises and equipment, net	$ 3,255,462	$ 3,997,280	$ 4,016,993